Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
BALANCE SHEET COMPONENTS [Abstract]
Balance sheet components account and financing receivables, net

	As of December 31,
	2020	2021
Accounts receivable, net
Accounts receivable	$94,528	94,908
Allowance for credit losses	(7,007)	(12,358)

	$87,521	82,550

Balance sheet components movement of allowance for credit losses

	Balance at the beginning of year	Changes on initial application of ASU 2016-13	Additional allowance for credit losses, net of recoveries	Write-offs	Exchange difference	Balance at the end of year
2019	7,574	0	4,724	(8,237)	(105)	3,956
2020	3,956	3,383	2,419	(3,231)	480	7,007
2021	7,007	0	6,292	(1,155)	214	12,358

Balance sheet components other assets and liabilities

	As of December 31,
	2020	2021
Prepaid and other current assets
Matching loan due from a related party (See Note 9)	$34,123	$34,123
Prepaid taxes	25,043	28,719
Prepaid revenue-sharing cost	10,120	12,428
Prepaid content and license costs	11,029	8,694
Prepaid advertising and promotion fee	244	4,685
Interest receivable from bank deposits with original maturities of three months or less	3,875	3,059
Receivables from third party payment platforms	5,488	2,670
Prepaid professional fees	2,365	2,432
Prepaid rental deposit s	2,310	1,928
Emplo yee advances	587	569
Prepaid office rent and facilities expenses	696	338
Others	10,710	7,666

	$106,590	$107,311

Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou	$1,006	$0

	$1,006	$0

Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,123	34,123
Contingent liability related to Shanghai Jingmao liquidation (1)	23,900	23,900
Deposits related to Focus	21,936	10,387
Share-based awards in Changyou	13,292	20,693
Other payables related to Shanghai Jingmao liquidation (2)	0	9,380
Contract deposits from advertisers	3,036	2,679
Lease liabilities	1,107	1,999
Consideration payable for equity investment	751	769
Others	8,026	8,638

	$106,171	$112,568

Note (1): The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou’s best estimate as of December 31, 2020 and 2021 pursuant to ASC
450-20.
Changyou may revise this estimate in the future based on developments in PRC bankruptcy court proceedings regarding.

Note (2): Shanghai Jingmao. In 2021, Changyou received $9.4 million from the bankruptcy proceedings, as a creditor of Shanghai Jingmao, during the process of the liquidation of Shanghai Jingmao. No disposal gain was recognized due to the uncertainty with the proceedings that were still ongoing.

Receipts in advance and deferred revenue
Receipts in advance relating to:
brand advertising business	$5,214	$4,297
online game business	7,869	9,310
other business	6,029	5,286

Total receipts in advance	19,112	18,893
Deferred revenue	32,943	38,148

	$52,055	$57,041